Employee Benefit Plans	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Employee Benefit Plans [Text Block]
Note 10 – Employee Benefit Plans
We have noncontributory defined benefit pension plans in which eligible employees participate. Currently, eligible employees earn benefits primarily based on a cash balance formula. At the time of retirement, participants may elect, to the extent they are eligible for the various options, to receive annuity payments, a lump-sum payment, or a combination of annuity and lump-sum payments. In addition to our pension plans, we currently provide subsidized retiree medical and life insurance benefits (other postretirement benefits) to certain eligible participants. Generally, employees hired after December 31, 1991, are not eligible for the subsidized retiree medical benefits, except for participants that were employees or retirees of Transco Energy Company on December 31, 1995. Subsidized retiree medical benefits for eligible participants age 65 and older are paid through contributions to health reimbursement accounts. Subsidized retiree medical benefits for eligible participants under age 65 are provided through a self-insured medical plan sponsored by us. The self-insured retiree medical plan provides for retiree contributions and contains other cost-sharing features such as deductibles, co-payments, and co-insurance. The accounting for this plan anticipates estimated future increases to our contribution levels to the health reimbursement accounts for participants age 65 and older, as well as future cost-sharing that is consistent with our expressed intent to increase the retiree contribution level generally in line with health care cost increases for participants under age 65.
In 2018, our defined benefit pension and our defined contribution plans were amended. Eligible employees hired or rehired on or after January 1, 2019, are not eligible to participate in the pension plan, but are eligible for an additional fixed annual contribution made by us to the defined contribution plan. Additionally, as of January 1, 2020, certain active eligible employees no longer receive future compensation credits under the defined benefit pension plan, but are eligible for an additional fixed annual contribution made by us to the defined contribution plan. Also as of January 1, 2020, certain active eligible employees continue to receive compensation credits under the defined benefit pension plans and these employees are not eligible to receive the fixed annual contribution under the defined contribution plan. As a result of this amendment, a curtailment gain and a prior service credit were recorded to Accumulated other comprehensive income (loss). These amounts were not significant and are reported in Net actuarial gain (loss) within the subsequent tables of changes in benefit obligations, amounts included in Accumulated other comprehensive income (loss), and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) before taxes.
In 2017, we initiated a program to pay out certain deferred vested pension benefits to reduce investment risk, cash funding volatility, and administrative costs. In December 2017 and August 2018, lump-sum payments were made, and annuity payments commenced in relation to this program. As a result of these lump-sum payments, as well as lump-sum benefit payments made throughout 2017 and 2018, settlement accounting was required. We recognized pre-tax, noncash settlement charges of $23 million in 2018 and $71 million in 2017, which are substantially reported in Other income (expense) – net below Operating income (loss) in the Consolidated Statement of Operations (see Note 7 – Other Income and Expenses). These amounts are included within the subsequent tables of net periodic benefit cost (credit) and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) before taxes.
Funded Status
The following table presents the changes in benefit obligations and plan assets for pension benefits and other postretirement benefits for the years indicated:

	Pension Benefits		Other Postretirement Benefits
	2019	2018	2019	2018
	(Millions)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,187	$1,319	$186	$206
Service cost	45	50	1	1
Interest cost	50	46	8	7
Plan participants’ contributions	—	—	2	2
Benefits paid	(111)	(35)	(12)	(13)
Net actuarial loss (gain)	69	(90)	30	(17)
Settlements	(3)	(103)	—	—
Net increase (decrease) in benefit obligation	50	(132)	29	(20)
Benefit obligation at end of year	1,237	1,187	215	186
Change in plan assets:
Fair value of plan assets at beginning of year	1,132	1,227	214	227
Actual return on plan assets	218	(45)	38	(7)
Employer contributions	63	88	5	5
Plan participants’ contributions	—	—	2	2
Benefits paid	(111)	(35)	(12)	(13)
Settlements	(3)	(103)	—	—
Net increase (decrease) in fair value of plan assets	167	(95)	33	(13)
Fair value of plan assets at end of year	1,299	1,132	247	214
Funded status — overfunded (underfunded)	$62	$(55)	$32	$28
Accumulated benefit obligation	$1,221	$1,171

The overfunded (underfunded) status of our pension plans and other postretirement benefit plan presented in the previous table are recognized in the Consolidated Balance Sheet within the following accounts:

	December 31,
	2019	2018
	(Millions)
Overfunded (underfunded) pension plans:
Noncurrent assets	$92	$—
Current liabilities	(3)	(2)
Noncurrent liabilities	(27)	(53)

Overfunded (underfunded) other postretirement benefit plan:
Noncurrent assets	38	34
Current liabilities	(6)	(6)

The plan assets within our other postretirement benefit plan are intended to be used for the payment of benefits for certain groups of participants. The Current liabilities for the other postretirement benefit plan represent the current portion of benefits expected to be payable in the subsequent year for the groups of participants whose benefits are not expected to be paid from plan assets.
The pension plans’ benefit obligation Net actuarial loss (gain) of $69 million in 2019 is primarily due to the impact of a decrease in the discount rates utilized to calculate the benefit obligation, partially offset by the impact of a decrease in the cash balance interest crediting rate assumption. The pension plans’ benefit obligation Net actuarial loss (gain) of $(90) million in 2018 is primarily due to the impact of an increase in the discount rates utilized to calculate the benefit obligation.
The 2019 benefit obligation Net actuarial loss (gain) of $30 million for our other postretirement benefit plan is primarily due a decrease in the discount rate used to calculate the benefit obligation and other assumption changes, partially offset by the impact of benefit payment experience and tax law changes. The 2018 benefit obligation Net actuarial loss (gain) of $(17) million for our other postretirement benefit plan is primarily due to an increase in the discount rate used to calculate the benefit obligation.
The following table summarizes information for pension plans with obligations in excess of plan assets.

	December 31,
	2019	2018
	(Millions)
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	$29	$1,187
Fair value of plan assets	—	1,132

Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	26	367
Fair value of plan assets	—	326

Pre-tax amounts not yet recognized in Net periodic benefit cost (credit) at December 31 are as follows:

	Pension Benefits		Other Postretirement Benefits
	2019	2018	2019	2018
	(Millions)
Amounts included in Accumulated other comprehensive income (loss):
Net actuarial loss	$(243)	$(347)	$(21)	$(12)
Amounts included in regulatory liabilities associated with Transco and Northwest Pipeline:
Net actuarial gain	N/A	N/A	$11	$4

In addition to the regulatory liabilities included in the previous table, differences in the amount of actuarially determined Net periodic benefit cost (credit) for our other postretirement benefit plan and the other postretirement benefit costs recovered in rates for Transco and Northwest Pipeline are deferred as a regulatory asset or liability. We have regulatory liabilities of $106 million at December 31, 2019 and $116 million at December 31, 2018, related to these deferrals. Additionally, Transco recognizes a regulatory liability for rate collections in excess of its amount funded to the tax-qualified pension plans. At December 31, 2019 and 2018, these regulatory liabilities were $43 million and $49 million, respectively. These pension and other postretirement plans amounts will be reflected in rates based on the rate structures of these gas pipelines.
Net Periodic Benefit Cost (Credit)
Net periodic benefit cost (credit) for the years ended December 31 consist of the following:

	Pension Benefits			Other Postretirement Benefits
	2019	2018	2017	2019	2018	2017
	(Millions)
Components of net periodic benefit cost (credit):
Service cost	$45	$50	$50	$1	$1	$1
Interest cost	50	46	59	8	7	8
Expected return on plan assets	(61)	(63)	(82)	(10)	(11)	(11)
Amortization of prior service credit	—	—	—	—	(2)	(13)
Amortization of net actuarial loss	15	23	27	—	—	—
Net actuarial loss from settlements	1	23	71	—	—	—
Reclassification to regulatory liability	—	—	—	1	2	3
Net periodic benefit cost (credit)	$50	$79	$125	$—	$(3)	$(12)

The components of Net periodic benefit cost (credit) other than the service cost component are included in Other income (expense) – net below Operating income (loss) in the Consolidated Statement of Operations.
Items Recognized in Other Comprehensive Income (Loss) and Regulatory Assets and Liabilities
Other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss) before taxes for the years ended December 31 consist of the following:

	Pension Benefits			Other Postretirement Benefits
	2019	2018	2017	2019	2018	2017
	(Millions)
Other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss):
Net actuarial gain (loss)	$88	$(18)	$62	$(9)	$9	$(3)
Amortization of prior service credit	—	—	—	—	—	(5)
Amortization of net actuarial loss	15	23	27	—	—	—
Net actuarial loss from settlements	1	23	71	—	—	—
Other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss)	$104	$28	$160	$(9)	$9	$(8)

Other changes in plan assets and benefit obligations for our other postretirement benefit plan associated with Transco and Northwest Pipeline are recognized in regulatory assets and liabilities. Amounts recognized in regulatory assets and liabilities for the years ended December 31 consist of the following:

	2019	2018	2017
	(Millions)
Other changes in plan assets and benefit obligations recognized in regulatory (assets) and liabilities:
Net actuarial gain (loss)	$7	$(10)	$6
Amortization of prior service credit	—	(2)	(8)

Key Assumptions
The weighted-average assumptions utilized to determine benefit obligations as of December 31 are as follows:

	Pension Benefits		Other Postretirement Benefits
	2019	2018	2019	2018
Discount rate	3.19%	4.34%	3.27%	4.39%
Rate of compensation increase	3.68	4.83	N/A	N/A
Cash balance interest crediting rate	3.50	4.25	N/A	N/A
The weighted-average assumptions utilized to determine Net periodic benefit cost (credit) for the years ended December 31 are as follows:

	Pension Benefits			Other Postretirement Benefits
	2019	2018	2017	2019	2018	2017
Discount rate	4.33%	3.67%	4.17%	4.39%	3.71%	4.27%
Expected long-term rate of return on plan assets	5.26	5.34	6.45	5.01	4.95	5.53
Rate of compensation increase	4.83	4.93	4.87	N/A	N/A	N/A
Cash balance interest crediting rate	4.25	4.25	4.25	N/A	N/A	N/A

The mortality assumptions used to determine the benefit obligations for our pension and other postretirement benefit plans reflect generational projection mortality tables.
The assumed health care cost trend rate for 2020 is 7.2 percent. This rate decreases to 4.5 percent by 2028.
Plan Assets
Plan assets for our pension and other postretirement benefit plans consist primarily of equity and fixed income securities including mutual funds and commingled investment funds invested in equity and fixed income securities. The plans’ investment policy provides for a strategy in accordance with the Employee Retirement Income Security Act (ERISA), which governs the investment of the assets in a diversified portfolio. The plans follow a policy of diversifying the investments across various asset classes and investment managers. Additionally, the investment returns on approximately 37 percent of the other postretirement benefit plan assets are subject to income tax; therefore, certain investments are managed in a tax efficient manner.
The investment policy for the pension plans includes a general target asset allocation at December 31, 2019, of 25 percent equity securities and 75 percent fixed income securities. The target allocation includes the investments in equity and fixed income mutual funds and commingled investment funds.
Equity securities may include U.S. equities and non-U.S. equities. Investment in Williams’ securities or an entity in which Williams has a majority ownership is prohibited except where these securities may be owned in a commingled investment fund in which the plans’ trusts invest. No more than 5 percent of the total stock portfolio valued at market may be invested in the common stock of any one corporation.
Fixed income securities may consist of U.S. as well as international instruments, including emerging markets. The fixed income strategies may invest in government, corporate, asset-backed securities, and mortgage-backed obligations. The weighted-average credit rating of the fixed income strategies must be at least “investment grade” including ratings by Moody’s and/or Standard & Poor’s. No more than 5 percent of the total fixed income portfolio may be invested in the fixed income securities of any one issuer with the exception of bond index funds and U.S. government guaranteed and agency securities.
The following securities and transactions are not authorized: unregistered securities, commodities or commodity contracts, short sales or margin transactions, or other leveraging strategies. Additionally, real estate equity, natural resource property, venture capital, leveraged buyouts, and other high-return, high-risk investments are generally restricted. Use of derivative securities in mutual funds and commingled investment funds held by the plans’ trusts is allowed. However, direct investment in derivative securities requires approval. Currently, investment managers are approved to enter into U.S. Treasury futures contracts on behalf of the plans to implement and manage duration and yield curve strategy in the fixed income portfolio.
There are no significant concentrations of risk within the plans’ investment securities because of the diversity of the types of investments, diversity of the various industries, and the diversity of the fund managers and investment strategies. Generally, the investments held in the plans are publicly traded, therefore, minimizing liquidity risk in the portfolio.
The fair values of our pension plan assets at December 31, 2019 and 2018 by asset class are as follows:

	2019
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Millions)
Pension assets:
Cash management fund	$11	$—	$—	$11
Equity securities	41	22	—	63
Fixed income securities (1):
U.S. Treasury securities	62	—	—	62
Governments and municipal bonds	—	35	—	35
Mortgage and asset-backed securities	—	11	—	11
Corporate bonds	—	360	—	360
Other	5	4	—	9
	$119	$432	$—	551
Commingled investment funds measured at net asset value practical expedient (2):
Equities — U.S. large cap				133
Equities — Global large and mid cap				100
Equities — International emerging markets				26
Fixed income — U.S. long and intermediate duration				380
Fixed income — Corporate bonds				109
Total assets at fair value at December 31, 2019				$1,299

	2018
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Millions)
Pension assets:
Cash management fund	$10	$—	$—	$10
Equity securities	52	—	—	52
Fixed income securities (1):
U.S. Treasury securities	157	—	—	157
Government and municipal bonds	—	21	—	21
Mortgage and asset-backed securities	—	48	—	48
Corporate bonds	—	210	—	210
Insurance company investment contracts and other	—	6	—	6
	$219	$285	$—	504
Commingled investment funds measured at net asset value practical expedient (2):
Equities — U.S. large cap				123
Equities — International small cap				8
Equities — International emerging markets				19
Equities — International developed markets				51
Fixed income — U.S. long duration				335
Fixed income — Corporate bonds				92
Total assets at fair value at December 31, 2018				$1,132
The fair values of our other postretirement benefits plan assets at December 31, 2019 and 2018 by asset class are as follows:

	2019
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Millions)
Other postretirement benefit assets:
Cash management funds	$11	$—	$—	$11
Equity securities	35	9	—	44
Fixed income securities (1):
U.S. Treasury securities	8	—	—	8
Governments and municipal bonds	—	4	—	4
Mortgage and asset-backed securities	—	1	—	1
Corporate bonds	—	43	—	43
Mutual fund — Municipal bonds	46	—	—	46
	$100	$57	$—	157
Commingled investment funds measured at net asset value practical expedient (2):
Equities — U.S. large cap				16
Equities — Global large and mid cap				12
Equities — International emerging markets				3
Fixed income — U.S. long and intermediate duration				46
Fixed income — Corporate bonds				13
Total assets at fair value at December 31, 2019				$247

	2018
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Millions)
Other postretirement benefit assets:
Cash management funds	$11	$—	$—	$11
Equity securities	29	5	—	34
Fixed income securities (1):
U.S. Treasury securities	19	—	—	19
Government and municipal bonds	—	2	—	2
Mortgage and asset-backed securities	—	6	—	6
Corporate bonds	—	25	—	25
Mutual fund — Municipal bonds	43	—	—	43
	$102	$38	$—	140
Commingled investment funds measured at net asset value practical expedient (2):
Equities — U.S. large cap				14
Equities — International small cap				1
Equities — International emerging markets				2
Equities — International developed markets				6
Fixed income — U.S. long duration				40
Fixed income — Corporate bonds				11
Total assets at fair value at December 31, 2018				$214
____________

(1)	The weighted-average credit quality rating of the fixed income security portfolio is investment grade with a weighted-average duration of approximately 14 years for 2019 and 13 years for 2018.

(2)
The stated intents of the funds vary based on each commingled fund’s investment objective. These objectives generally include strategies to replicate or outperform various market indices. Certain standard withdrawal restrictions generally apply, which may include redemption notification period restrictions ranging from 1 day to 30 days. Additionally, the fund managers retain the right to restrict withdrawals from and/or purchases into the funds so as not to disadvantage other investors in the funds. Generally, the funds also reserve the right to make all or a portion of the redemption in-kind rather than in cash or a combination of cash and in-kind.

The fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement of an asset.
Shares of the cash management funds and mutual funds are valued at fair value based on published market prices as of the close of business on the last business day of the year, which represents the net asset values of the shares held.
The fair values of equity securities traded on U.S. exchanges are derived from quoted market prices as of the close of business on the last business day of the year. The fair values of equity securities traded on foreign exchanges are also derived from quoted market prices as of the close of business on an active foreign exchange on the last business day of the year. However, the valuation requires translation of the foreign currency to U.S. dollars and this translation is considered an observable input to the valuation.
The fair values of all commingled investment funds are determined based on the net asset values per unit of each of the funds. The net asset values per unit represent the aggregate values of the funds’ assets at fair value less liabilities, divided by the number of units outstanding.
The fair values of fixed income securities, except U.S. Treasury securities, are determined using pricing models. These pricing models incorporate observable inputs such as benchmark yields, reported trades, broker/dealer quotes, and issuer spreads for similar securities to determine fair value. The U.S. Treasury securities are valued at fair value based on closing prices on the last business day of the year reported in the active market in which the security is traded.
There have been no significant changes in the preceding valuation methodologies used at December 31, 2019 and 2018. Additionally, there were no transfers or reclassifications of investments between Level 1 and Level 2 from December 2018 to December 2019. If transfers between levels had occurred, the transfers would have been recognized as of the end of the period.
Plan Benefit Payments and Employer Contributions
Following are the expected benefits to be paid by the plans. These estimates are based on the same assumptions previously discussed and reflect future service as appropriate. The actuarial assumptions are based on long-term expectations and include, but are not limited to, assumptions as to average expected retirement age and form of benefit payment. Actual benefit payments could differ significantly from expected benefit payments if near-term participant behaviors differ significantly from the actuarial assumptions.

	Pension Benefits	Other Postretirement Benefits
	(Millions)
2020	$100	$14
2021	99	14
2022	97	14
2023	93	14
2024	90	14
2025-2029	433	62

In 2020, we expect to contribute approximately $10 million to our tax-qualified pension plans and approximately $3 million to our nonqualified pension plans, for a total of approximately $13 million, and approximately $6 million to our other postretirement benefit plan.
Defined Contribution Plan
We also maintain a defined contribution plan for the benefit of substantially all of our employees. Generally, plan participants may contribute a portion of their compensation on a pre-tax and after-tax basis in accordance with the plan’s guidelines. We match employees’ contributions up to certain limits. Our contributions charged to expense were $36 million in 2019, $35 million in 2018, and $34 million in 2017.